Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net loss	$ (497,451)	$ (44,289,638)	$ (47,762,688)	$ (84,424,529)	$ (124,264,230)
Adjustments:
Depreciation of property, plant and equipment		652,196	2,135,961	2,723,751	3,961,317
Non-cash lease expense		385,800	563,428	710,984	320,669
Amortization of intangible assets		1,352,787	2,436,219	3,356,728	15,100,717
Impairment loss on goodwill		7,570,471		3,288,847	26,898,016
Share-based payment		2,832,438	6,251,713	7,816,845	9,885,138
Impairment loss on inventories	0	3,079,997	2,996,333	3,772,066	18,962,254
Expected credit losses		496,846	1,978,705	1,675,390	6,995,747
Non-employee compensation related to warrants			178,917	178,917	1,903,571
Loss on issuance of derivatives	1,029,614	3,156,569
Net finance expense		2,656,865	1,170,069	2,136,855	961,036
Unrealized foreign exchange (gain) loss		(6,545,401)	10,568	(117,297)	(1,794,737)
Change in revaluation of marketable securities			107,564	107,203	(169,216)
Interest received		1,440	7,796	8,649	37,911
Interest paid		(215,019)	(961,463)	(970,900)	(689,574)
Gain on settlement of liability	(66,169)	(66,169)
Revaluation of derivatives		(16,083,681)	(8,706,973)	(7,035,118)	(7,974,549)
Impairment loss on property, plant and equipment			2,404,459	14,765,582	10,747,692
Impairment loss on assets held for sale	0	15,346,119
Impairment loss on right-of-use assets	271,057	271,057			107,650
Impairment loss on intangibles		2,593,529		1,527,000
Payment of lease liabilities		(253,795)	(236,802)	(703,686)	(343,064)
Income tax expense	2,013	14,543	11,894		(3,477,711)
Net gains from sale of property, plant and equipment	(84,998)	(170,000)	(6,490)		(2,635)
Changes in operating assets and liabilities		6,543,514	(6,394,409)	(3,163,414)	(13,811,460)
Income taxes paid		(360)	(11,894)
Net cash used in operating activities		(20,669,892)	(43,820,603)	(54,346,127)	(56,645,458)
Cash flows from investing activities:
Proceeds on sale of assets		170,000
Proceeds from the sale of Cannabis assets		3,121,778
Acquisition of property, plant and equipment		(601,743)	(1,034,982)	(1,938,870)	(6,618,016)
Acquisition of intangible assets			(434,168)	(432,714)	(389,784)
Sales of Acasti shares			44,509	44,360
Net cash provided by (used in) investing activities:		2,690,035	(1,424,641)	(2,327,224)	(10,121,502)
Cash flows from financing activities:
Repayment of loans and borrowings					(2,457,839)
Increase in loans and borrowings, net of financing fees		3,800,000
Withholding taxes paid pursuant to the settlement of non-treasury RSUs		(574,153)	(978,699)	(1,411,515)	(717,135)
Warrants issuance costs		(1,330,211)		(636,847)	(6,174,452)
Proceeds from exercise of options and pre-funded warrants		65		650	7,478,960
Net cash provided by (used in) financing activities:		12,895,705	(978,699)	5,952,288	115,000,959
Foreign exchange loss on cash and cash equivalents		(238,166)	(454,341)	(389,485)	(185,672)
Net increase (decrease) in cash and cash equivalents		(5,322,318)	(46,678,284)	(51,110,548)	48,048,327
Cash and cash equivalents, beginning of period		8,726,341	59,836,889	59,836,889	11,788,562
Cash and cash equivalents as at December 31, 2022 and 2021	3,404,023	3,404,023	13,158,605	8,726,341	59,836,889
Cash and cash equivalents are comprised of:
Cash	$ 3,404,023	3,404,023	13,158,605	8,700,000
Changes in operating assets and liabilities:
Trade and other receivables		2,489,793	(2,541,426)	163,066	8,518,941
Prepaid expenses		798,493	(2,162,076)	279,770	994,471
Inventories		(2,544,635)	(2,720,569)	2,674,208	17,631,474
Trade and other payables		1,599,623	2,684,869	2,654,024	11,965,278
Deferred revenues		(285,006)	(303,765)	(1,563,113)	634,393
Provisions		4,550,934	(1,112,762)	(1,137,281)	733,755
Other liabilities		(65,688)	(238,680)
Changes in operating assets and liabilities		6,543,514	$ (6,394,409)	3,163,414	13,811,460
Non-cash transactions:
Acquired property, plant and equipment included in trade and other payables				155,352	158,309
Direct Offering [Member]
Cash flows from financing activities:
Proceeds from the issuance of shares and warrants		5,000,002		$ 8,000,000	12,833,713
Registered Direct Offering Priced At The Market And Concurrent Private Placement [Member]
Cash flows from financing activities:
Proceeds from the issuance of shares and warrants		$ 6,000,002			$ 55,000,000